CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		27 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Cash Flows from Operating Activities:
Net loss for the period	$ (7,721,979)	$ (5,165,622)	$ (52,971,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	1,141,206	1,454,790	3,964,315
Depreciation	6,093	23,981	206,968
Gain on extinguishment of debt	0	0	(1,304)
Gain on sale of equipment	0	(361,208)	(1,880,140)
Gain on sale of subsidiaries	0	0	(474,577)
Write-down of machinery and equipment	0	0	4,400,755
Amortization of premium on marketable debt securities	0	0	175,020
Accretion of convertible notes	279,436	243,196	2,373,192
Net gain on disposition of marketable securities	(7,373)	(198,191)	(1,021,692)
Shares issued for compensation	780,325	311,400	2,810,899
Changes in non-cash working capital:
Net decrease (increase) in deposits and advances	(336,115)	42,677	(54,591)
Net increase (decrease) in accounts payable and accrued expenses	1,470,690	1,260,452	(243,187)
Net cash used in operating activities	(4,387,717)	(2,388,525)	(42,715,844)
Cash Flows from Investing Activities:
Proceeds from disposition of marketable securities	13,645	558,941	12,839,183
Purchase of marketable securities	0	(454,948)	(1,726,718)
Purchase of property, plant and equipment	(1,709)	(2,513)	(9,548,879)
Proceeds from sales of equipment	450,000	8,337,140	25,822,156
Decrease in restricted cash	0	0	9,489,777
Deconsolidation of subsidiaries	0	0	(1,429,655)
Net cash provided by investing activities	461,936	8,438,620	35,445,864
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	9,100	3,625	68,539
Extinguishment of convertible notes	0	0	(683)
Net cash provided by financing activities	9,100	3,625	67,856
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(3,916,681)	6,053,720	(7,202,124)
Cash and cash equivalents - beginning of period	57,677,370	58,186,478	60,962,813
Cash and cash equivalents - end of period	$ 53,760,689	$ 64,240,198	$ 53,760,689